Segmental analysis	12 Months Ended
Dec. 31, 2017
Operating Segments [Abstract]
Segmental analysis
Segmental analysis
The group’s organizational structure reflects the various activities in which BP is engaged. At 31 December 2017, BP had three reportable segments: Upstream, Downstream and Rosneft.
Upstream’s activities include oil and natural gas exploration, field development and production; midstream transportation, storage and processing; and the marketing and trading of natural gas, including liquefied natural gas (LNG), together with power and natural gas liquids (NGLs).
Downstream’s activities include the refining, manufacturing, marketing, transportation, and supply and trading of crude oil, petroleum, petrochemicals products and related services to wholesale and retail customers.
BP’s interest in Rosneft is accounted for using the equity method and is reported as a separate operating segment, reflecting the way in which the investment is managed.
Other businesses and corporate comprises the biofuels and wind businesses, the group’s shipping and treasury functions, and corporate activities worldwide.
The accounting policies of the operating segments are the same as the group’s accounting policies described in Note 1. However, IFRS requires that the measure of profit or loss disclosed for each operating segment is the measure that is provided regularly to the chief operating decision maker for the purposes of performance assessment and resource allocation. For BP, this measure of profit or loss is replacement cost profit or loss before interest and tax which reflects the replacement cost of supplies by excluding from profit or loss inventory holding gains and losses[a]. Replacement cost profit or loss for the group is not a recognized measure under IFRS.
Sales between segments are made at prices that approximate market prices, taking into account the volumes involved. Segment revenues and segment results include transactions between business segments. These transactions and any unrealized profits and losses are eliminated on consolidation, unless unrealized losses provide evidence of an impairment of the asset transferred. Sales to external customers by region are based on the location of the group subsidiary which made the sale. The UK region includes the UK-based international activities of Downstream.
All surpluses and deficits recognized on the group balance sheet in respect of pension and other post-retirement benefit plans are allocated to Other businesses and corporate. However, the periodic expense relating to these plans is allocated to the operating segments based upon the business in which the employees work.
Certain financial information is provided separately for the US as this is an individually material country for BP, and for the UK as this is BP’s country of domicile.

[a]
Inventory holding gains and losses represent the difference between the cost of sales calculated using the replacement cost of inventory and the cost of sales calculated on the first-in first-out (FIFO) method after adjusting for any changes in provisions where the net realizable value of the inventory is lower than its cost. Under the FIFO method, which we use for IFRS reporting, the cost of inventory charged to the income statement is based on its historical cost of purchase or manufacture, rather than its replacement cost. In volatile energy markets, this can have a significant distorting effect on reported income. The amounts disclosed represent the difference between the charge to the income statement for inventory on a FIFO basis (after adjusting for any related movements in net realizable value provisions) and the charge that would have arisen based on the replacement cost of inventory. For this purpose, the replacement cost of inventory is calculated using data from each operation’s production and manufacturing system, either on a monthly basis, or separately for each transaction where the system allows this approach. The amounts disclosed are not separately reflected in the financial statements as a gain or loss. No adjustment is made in respect of the cost of inventories held as part of a trading position and certain other temporary inventory positions.

4. Segmental analysis – continued

						$ million
						2017
By business	Upstream	Downstream	Rosneft	Other businesses and corporate	Consolidation adjustment and eliminations	Total group
Segment revenues
Sales and other operating revenues	45,440	219,853	—	1,469	(26,554)	240,208
Less: sales and other operating revenues between segments	(24,179)	(1,800)	—	(575)	26,554	—
Third party sales and other operating revenues	21,261	218,053	—	894	—	240,208
Earnings from joint ventures and associates – after interest and tax	930	674	922	(19)	—	2,507
Segment results
Replacement cost profit (loss) before interest and taxation	5,221	7,221	836	(4,445)	(212)	8,621
Inventory holding gains (losses)[a]	8	758	87	—	—	853
Profit (loss) before interest and taxation	5,229	7,979	923	(4,445)	(212)	9,474

Finance costs						(2,074)
Net finance expense relating to pensions and other post-retirement benefits						(220)
Profit (loss) before taxation						7,180
Other income statement items
Depreciation, depletion and amortization
US	4,631	875	—	65	—	5,571
Non-US	8,637	1,141	—	235	—	10,013
Charges for provisions, net of write-back of unused provisions, including change in discount rate	220	304	—	2,902	—	3,426
Segment assets
Investments in joint ventures and associates	12,093	2,349	10,059	484	—	24,985
Additions to non-current assets[b]	14,500	2,677	—	275	—	17,452

[a]	See explanation of inventory holding gains and losses on page 147.

[b]	Includes additions to property, plant and equipment; goodwill; intangible assets; investments in joint ventures; and investments in associates.

						$ million
						2016
By business	Upstream	Downstream	Rosneft	Other businesses and corporate	Consolidation adjustment and eliminations	Total group
Segment revenues
Sales and other operating revenues	33,188	167,683	—	1,667	(19,530)	183,008
Less: sales and other operating revenues between segments	(17,581)	(1,291)	—	(658)	19,530	—
Third party sales and other operating revenues	15,607	166,392	—	1,009	—	183,008
Earnings from joint ventures and associates – after interest and tax	723	608	647	(18)	—	1,960
Segment results
Replacement cost profit (loss) before interest and taxation	574	5,162	590	(8,157)	(196)	(2,027)
Inventory holding gains (losses)[a]	60	1,484	53	—	—	1,597
Profit (loss) before interest and taxation	634	6,646	643	(8,157)	(196)	(430)

Finance costs						(1,675)
Net finance expense relating to pensions and other post-retirement benefits						(190)
Profit (loss) before taxation						(2,295)
Other income statement items
Depreciation, depletion and amortization
US	4,396	856	—	71	—	5,323
Non-US	7,835	1,094	—	253	—	9,182
Charges for provisions, net of write-back of unused provisions, including change in discount rate	352	758	—	6,719	—	7,829
Segment assets
Investments in joint ventures and associates	10,968	3,035	8,243	455	—	22,701
Additions to non-current assets[b]	17,879	3,109	—	216	—	21,204

[a]	See explanation of inventory holding gains and losses on page 147.

[b]	Includes additions to property, plant and equipment; goodwill; intangible assets; investments in joint ventures; and investments in associates.
4. Segmental analysis – continued

						$ million
						2015
By business	Upstream	Downstream	Rosneft	Other businesses and corporate	Consolidation adjustment and eliminations	Total group
Segment revenues
Sales and other operating revenues	43,235	200,569	—	2,048	(22,958)	222,894
Less: sales and other operating revenues between segments	(21,949)	(68)	—	(941)	22,958	—
Third party sales and other operating revenues	21,286	200,501	—	1,107	—	222,894
Earnings from joint ventures and associates – after interest and tax	192	491	1,330	(202)	—	1,811
Segment results
Replacement cost profit (loss) before interest and taxation	(937)	7,111	1,310	(13,477)	(36)	(6,029)
Inventory holding gains (losses)[a]	(30)	(1,863)	4	—	—	(1,889)
Profit (loss) before interest and taxation	(967)	5,248	1,314	(13,477)	(36)	(7,918)
Finance costs						(1,347)
Net finance expense relating to pensions and other post-retirement benefits						(306)
Profit before taxation						(9,571)
Other income statement items
Depreciation, depletion and amortization
US	4,007	906	—	77	—	4,990
Non-US	8,866	1,162	—	201	—	10,229
Charges for provisions, net of write-back of unused provisions, including change in discount rate	824	611	—	11,781	—	13,216
Segment assets
Investments in joint ventures and associates	8,304	3,214	5,797	519	—	17,834
Additions to non-current assets[b]	17,635	2,130	—	315	—	20,080

[a]	See explanation of inventory holding gains and losses on page 147.

[b]	Includes additions to property, plant and equipment; goodwill; intangible assets; investments in joint ventures; and investments in associates.

			$ million
			2017
By geographical area	US	Non-US	Total
Revenues
Third party sales and other operating revenues[a]	83,269	156,939	240,208
Other income statement items
Production and similar taxes	52	1,723	1,775
Results
Replacement cost profit (loss) before interest and taxation	(266)	8,887	8,621
Non-current assets
Non-current assets[b] [c]	61,828	123,646	185,474

[a]	Non-US region includes UK $48,837 million.

[b]	Non-US region includes UK $18,004 million.

[c]	Includes property, plant and equipment; goodwill; intangible assets; investments in joint ventures; investments in associates; and non-current prepayments.

			$ million
			2016
By geographical area	US	Non-US	Total
Revenues
Third party sales and other operating revenues[a]	65,132	117,876	183,008
Other income statement items
Production and similar taxes	155	528	683
Results
Replacement cost profit (loss) before interest and taxation	(8,311)	6,284	(2,027)
Non-current assets
Non-current assets[b] [c]	64,628	118,152	182,780

[a]	Non-US region includes UK $37,119 million.

[b]	Non-US region includes UK $18,615 million.

[c]	Includes property, plant and equipment; goodwill; intangible assets; investments in joint ventures; investments in associates; and non-current prepayments.

4. Segmental analysis – continued

			$ million
			2015
By geographical area	US	Non-US	Total
Revenues
Third party sales and other operating revenues[a]	74,162	148,732	222,894
Other income statement items
Production and similar taxes	215	821	1,036
Results
Replacement cost profit (loss) before interest and taxation	(12,243)	6,214	(6,029)
Non-current assets
Non-current assets[b] [c]	67,776	111,106	178,882

[a]	Non-US region includes UK $51,550 million.

[b]	Non-US region includes UK $19,152 million.

[c]	Includes property, plant and equipment; goodwill; intangible assets; investments in joint ventures; investments in associates; and non-current prepayments.